Equity-method investees - Summary of Reconciliation of Carrying Amount of Retained Interest in Joint Venture with Carrying Amount in Consolidated Statement of Financial Position (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures [Line Items]
Profit / (loss) for the period	€ 3,585	€ (24,678)	€ (33,370)
Dividends distribution	(545)	(388)
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Joint Ventures [Line Items]
Carrying amount	44,230	39,991	41,236
Profit / (loss) for the period	4,065	1,873	1,684
Amortisation	(519)	(519)	(519)
Reversal of deferred tax liabilities	130	130
Group’s share of profit/(loss) for the year, net of equity method adjustments	3,409	1,455	992
Group’s share of other comprehensive income	2,320	(365)	€ 111
Dividends distribution	(1,490)	(2,335)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member] | Reportable legal entities [member]
Disclosure Of Joint Ventures [Line Items]
Amortisation	367	367
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member] | Reportable legal entities [member] | Inventories [member]
Disclosure Of Joint Ventures [Line Items]
Elimination of intercompany profit	€ (634)	€ (396)